CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	¥ 216,658	¥ 215,728
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	260,411	246,784
Principal payments received under net investment in leases	356,246	332,739
Provision for credit losses	7,707	4,670
Equity in net income of affiliates (excluding interest on loans)	(16,991)	(7,540)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(26,872)	(26,105)
Bargain purchase gain	(1,018)	0
Gains on sales of securities other than trading	(10,126)	(17,777)
Gains on sales of operating lease assets	(39,153)	(34,950)
Write-downs of long-lived assets	1,807	15,068
Write-downs of securities	607	210
Decrease in trading securities	33,213	48,510
Increase in inventories	(21,361)	(5,631)
Decrease in trade notes, accounts and other receivable	20,913	15,596
Decrease in trade notes, accounts and other payable	(30,761)	(32,137)
Increase in policy liabilities and policy account balances	60,103	90,052
Other, net	(231,759)	(79,688)
Net cash provided by operating activities	579,624	765,529
Cash Flows from Investing Activities:
Purchases of lease equipment	(702,030)	(642,313)
Installment loans made to customers	(922,354)	(913,137)
Principal collected on installment loans	938,810	884,208
Proceeds from sales of operating lease assets	180,743	114,190
Investment in affiliates, net	(27,465)	(27,000)
Proceeds from sales of investment in affiliates	78,151	41,890
Purchases of available-for-sale debt securities	(401,335)	(405,856)
Proceeds from sales of available-for-sale debt securities	246,811	192,520
Proceeds from redemption of available-for-sale debt securities	36,194	82,726
Purchases of equity securities other than trading	(52,319)	(56,957)
Proceeds from sales of equity securities other than trading	39,719	57,138
Purchases of property under facility operations	(74,858)	(26,889)
Acquisitions of subsidiaries, net of cash acquired	(45,696)	(91,040)
Sales of subsidiaries, net of cash disposed	20,242	14,155
Other, net	(6,331)	3,100
Net cash used in investing activities	(691,718)	(773,265)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	(25,236)	318,710
Proceeds from debt with maturities longer than three months	1,085,793	608,530
Repayment of debt with maturities longer than three months	(835,816)	(779,091)
Net increase (decrease) in deposits due to customers	33,284	(36,722)
Cash dividends paid to ORIX Corporation shareholders	(106,290)	(99,395)
Acquisition of treasury stock	(52,071)	(50,001)
Contribution from noncontrolling interests	3,390	14,253
Purchases of shares of subsidiaries from noncontrolling interests	(1,724)	(1,991)
Net decrease in call money	(15,000)	(7,500)
Other, net	(17,063)	(14,997)
Net cash provided by (used in) financing activities	69,267	(48,204)
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	18,033	7,530
Net decrease in Cash, Cash Equivalents and Restricted Cash	(24,794)	(48,410)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,091,812	1,079,575
Cash, Cash Equivalents and Restricted Cash at End of Period	¥ 1,067,018	¥ 1,031,165